Pension and Other Postretirement Benefits (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan, Plan Amendment [Abstract]
Contribution to pension and other postemployment benefit plans	$ 1.5
Future contributions to pension and other postemployment benefit plans	15.0
Defined Benefit Pension [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Total net pension cost and other postretirement benefit cost	1.0	$ 6.2
Other Postretirement Benefit [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Total net pension cost and other postretirement benefit cost	(2.8)	(3.0)
Direct Operating Costs and Selling General and Administrative | Defined Benefit Pension [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost (1)	0.5	2.7
Direct Operating Costs and Selling General and Administrative | Other Postretirement Benefit [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost (1)	0.0	0.0
Other, Net | Defined Benefit Pension [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost (2)	7.3	6.3
Expected return on plan assets (2)	(9.1)	(9.4)
Amortization of net loss (2)	2.3	7.8
Amortization of prior service credit (2)	0.0	(1.2)
Other, Net | Other Postretirement Benefit [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost (2)	0.1	0.1
Amortization of net loss (2)	0.1	0.2
Amortization of prior service credit (2)	$ (3.0)	$ (3.3)